SCHEDULE OF DEFERRED INCOME TAX LIABILITY (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred tax liabilities:
Accelerated tax depreciation	$ 78	$ 112